Federated Hermes MDT Large Cap Core ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Federated Hermes MDT Large Cap Core ETF | Federated Hermes MDT Large Cap Core ETF
Prospectus [Line Items]
Annual Return [Percent]	16.50%